CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 14,490,011	$ 7,068,483
Restricted cash	19,062,713	22,169,236
Accounts receivable, net of allowance for doubtful accounts of $3,189,110 and $1,087,465 as of December 31, 2014 and 2015	19,849,608	8,714,261
Note receivables	11,109,695	50,239,886
Prepaid expenses and other current assets	12,235,141	12,835,869
Advances to suppliers	1,028,287	1,352,747
Inventories	10,715,939	9,581,784
Amounts due from related parties	284,633	9,986,968
Total current assets	88,776,027	121,949,234
Property, plant and equipment, net	544,326,125	559,006,119
Prepaid land use rights	27,122,287	$ 29,006,693
Deferred tax assets-non current	$ 626,965
Other non-current assets		$ 169,173
TOTAL ASSETS	$ 660,851,404	710,131,219
Current liabilities:
Short-term bank borrowings, including current portion of long-term bank borrowings	123,936,995	159,803,876
Accounts payable	17,491,292	16,784,156
Note payables	20,152,962	48,941,807
Advances from customers	8,183,376	7,308,535
Payables for purchases of property, plant and equipment	49,674,887	64,575,527
Accrued expenses and other current liabilities	8,616,831	8,955,663
Amount due to related parties	46,396,527	$ 89,698,151
Income tax payable	940,732
Total current liabilities	275,393,602	$ 396,067,715
Long-term bank borrowings	$ 118,548,430	77,336,160
Advances from customers		3,401,667
Deferred government subsidies	$ 25,252,882	26,557,607
Total liabilities	$ 419,194,914	$ 503,363,149
Commitments and contingencies (Note 17)
Daqo New Energy Corp. shareholders' equity:
Ordinary shares; $0.0001 per value 500,000,000 shares authorized as of December 31, 2014 and 2015; 225,864,103 and 279,214,103 shares issued as of December 31, 2014 and 2015, respectively and 223,577,853 and 260,836,578 shares outstanding as of December 31, 2014 and 2015, respectively	$ 26,320	$ 22,358
Additional paid in capital	236,358,070	203,125,494
Accumulated losses	(3,061,404)	(16,018,293)
Accumulated other comprehensive income	8,780,313	20,037,183
Treasury Stock, at cost (2,286,250 and 4,643,150 shares as of December 31, 2014 and 2015, respectively)	(1,748,836)	(398,672)
Total shareholders' equity	240,354,463	$ 206,768,070
Noncontrolling interest	1,302,027
Total equity	241,656,490	$ 206,768,070
TOTAL LIABILITIES AND EQUITY	$ 660,851,404	$ 710,131,219